Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 47 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2014 and 2013, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2014.

Condensed Statements of Condition
	December 31,
(In thousands)	2014	2013
ASSETS
Cash and due from banks (includes $20,269 due from bank subsidiary (2013 - $10,411))	$20,448	$10,595
Money market investments	19,747	18,721
Trading account securities	1,640	1,353

Investment securities available-for-sale, at fair value	231	204
Investment securities held-to-maturity, at amortized cost (2012 - includes $185,000 in subordinated
Other investment securities, at lower of cost or realizable value (includes $8,725 in common
securities from statutory trusts (2013 - $9,725))[1]	9,850	10,850
Investment in BPPR and subsidiaries, at equity	3,389,529	3,127,745
Investment in Popular North America and subsidiaries, at equity	1,221,670	1,511,335
Investment in other non-bank subsidiaries, at equity	267,667	217,486
Advances to subsidiaries	53,769	519,500
Loans to affiliates	-	-
Other loans	1,717	1,592
Less - Allowance for loan losses	41	304
Premises and equipment	2,512	2,135
Investment in equity method investees	47,837	41,248
Other assets (includes $867 due from subsidiaries and affiliate (2013 - $1,085))	20,845	25,947
Total assets	$5,057,421	$5,488,407

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$740,812	$822,351
Other liabilities (includes $4,583 due to subsidiaries and affiliate (2013 - $929))	49,226	39,906
Stockholders’ equity	4,267,383	4,626,150
Total liabilities and stockholders’ equity	$5,057,421	$5,488,407
[1] Refer to Note 26 to the consolidated financial statements for information on the statutory trusts.

Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2014	2013	2012
Income:
Dividends from subsidiaries	$-	$37,000	$5,000
Interest income (includes $1,829 due from subsidiaries and affiliates (2013 - $17,551;
2012 - $22,891))	1,931	17,793	23,038
Earnings from investments in equity method investees	12,291	17,308	40,505
Other operating income	-	425,968	1,461
Gain on sale and valuation adjustment of investment securities	-	7,966	-
Trading account (loss) profit	(40)	161	214
Total income	14,182	506,196	70,218
Expenses:
Interest expense	492,657	101,245	95,898
(Reversal of provision) provision for loan losses	(200)	398	404
Operating expenses (include expenses for services provided by subsidiaries and affiliate of $6,882 (2013 - $8,412; 2012 - $9,487)), net of reimbursement by subsidiaries for services
provided by parent of $67,021 (2013 - $60,402; 2012 - $58,577)	1,633	700	1,705
Total expenses	494,090	102,343	98,007
(Loss) income before income taxes and equity in undistributed
earnings of subsidiaries	(479,908)	403,853	(27,789)
Income taxes	5,580	1,412	1,702
(Loss) income before equity in undistributed earnings of subsidiaries	(485,488)	402,441	(29,491)
Equity in undistributed earnings of subsidiaries	294,978	156,377	236,948
(Loss) income from continuing operations	(190,510)	558,818	207,457
Equity in undistributed (losses) earnings of discontinued operations	(122,980)	40,509	37,818
Net (loss) income	$(313,490)	$599,327	$245,275
Comprehensive (loss) income, net of tax	$(354,617)	$513,450	$184,955

Condensed Statements of Cash Flows
	Year ended December 31,
(In thousands)	2014	2013	2012
Cash flows from operating activities:
Net (loss) income	$(313,490)	$599,327	$245,275
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in undistributed earnings of subsidiaries
and dividends from subsidiaries	(171,998)	(196,886)	(274,766)
(Reversal of provision) provision for loan losses	(200)	398	404
Net accretion of discounts and amortization of premiums and deferred fees	404,461	30,467	29,058
Earnings from investments under the equity method	(12,291)	(17,308)	(40,505)
Deferred income tax (benefit) expense	8,203	(10,937)	(14,109)
(Gain) loss on:
Sale and valuation adjustments of investment securities	-	(2,110)	-
Sale of stock in equity method investee	-	(416,113)	-
Net (increase) decrease in:
Trading securities	(288)	(94)	(1,259)
Other assets	4,736	7,747	9,351
Net increase (decrease) in:
Interest payable	7,066	2,704	-
Other liabilities	(180)	(5,507)	2,581
Total adjustments	239,509	(607,639)	(289,245)
Net cash used in operating activities	(73,981)	(8,312)	(43,970)
Cash flows from investing activities:
Net (increase) decrease in money market investments	(1,026)	(147)	23,665
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	35,000	-
Other	1,000	-	-
Proceeds from sale of investment securities:
Available-for-sale	-	5,438	-
Capital contribution to subsidiaries	(100,000)	(272,500)	(103,500)
Net decrease (increase) in advances to subsidiaries and affiliates	465,731	(234,014)	(36,400)
Net (originations) repayments on other loans	(279)	269	138
Return of capital from equity method investments	210,000	-	150,194
Proceeds from sale of stock in equity method investee	-	481,377	-
Acquisition of premises and equipment	(1,075)	(352)	(691)
Proceeds from sale of:
Premises and equipment	48	33	73
Net cash provided by investing activities	574,399	15,104	33,479
Cash flows from financing activities:
Payments of notes payable and subordinated notes	(936,000)	-	-
Proceeds from issuance of notes payable	450,000	-	-
Proceeds from issuance of common stock	5,394	6,860	9,402
Dividends paid	(3,723)	(3,723)	(3,723)
Repurchase of TARP-related warrants	(3,000)	-	-
Net payments for repurchase of common stock	(3,236)	(437)	(450)
Net cash (used in) provided by financing activities	(490,565)	2,700	5,229
Net increase (decrease) in cash and due from banks	9,853	9,492	(5,262)
Cash and due from banks at beginning of period	10,595	1,103	6,365
Cash and due from banks at end of period	$20,448	$10,595	$1,103

Popular, Inc. (parent company only) received dividend distributions from its direct equity method investees amounting to $4.7 million for the year ended December 31, 2014 (2013 - $4 million).

Notes payable include junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I, Popular Capital Trust II and Popular Capital Trust III and medium-term notes. Refer to Note 26 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2014:

Year	(In thousands)
2015	$-
2016	-
2017	-
2018	-
2019	450,000
Later years	290,812
Subtotal	740,812
Total	$740,812